J.P. MORGAN RESIDENTIAL MORTGAGE ACCEPTANCE CORP. ABS-15G

Exhibit 99.3 - Schedule 4

Data Compare Summary (Total)
Run Date - 7/15/2026 9:56:43 AM
Field Label	Loans With Discrepancy	Total Times Compared	% Variance	# Of Loans
City	1	359	0.28%	359
State	0	359	0.00%	359
Zip	0	359	0.00%	359
Note Date	0	359	0.00%	359
Original Loan Amount	0	359	0.00%	359
Amortization Term	0	359	0.00%	359
Original Interest Rate	1	359	0.28%	359
Borrower Qualifying FICO	2	359	0.56%	359
Amortization Type	0	359	0.00%	359
Representative FICO	2	359	0.56%	359
Property Type	13	359	3.62%	359
Interest Only	0	359	0.00%	359
Lien Position	0	359	0.00%	359
Occupancy	0	359	0.00%	359
Purpose	0	359	0.00%	359
Appraised Value	4	359	1.11%	359
Contract Sales Price	15	359	4.18%	359
Balloon Flag	0	359	0.00%	359
Original CLTV	4	359	1.11%	359
Original LTV	4	359	1.11%	359
Origination Channel	0	359	0.00%	359
Appraisal Effective Date	0	359	0.00%	359
Investor: Qualifying Total Debt Ratio	11	359	3.06%	359
Initial Rate Lock Date	21	359	5.85%	359
Coborrower Qualifying FICO	2	197	1.02%	359
Total	80	8,813	0.91%	359